EMPLOYEE BENEFIT PLANS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
9. EMPLOYEE BENEFIT PLANS
Defined Benefit Pension Plans
The Company sponsors defined benefit pension plans that cover certain U.S., Canadian, German and United Kingdom employees and which provide benefits of stated amounts for each year of service of the employee.
The Company uses a December 31 measurement date for the plans.
The following tables provide information regarding the Company’s defined benefit pension plans summarized by U.S. and international components.

	U.S.		International
	Three Months Ended September 30,		Three Months Ended September 30,
In thousands, except percentages	2018	2017	2018	2017
Net periodic benefit cost
Service cost	$87	$86	$691	$614
Interest cost	333	356	1,834	1,677
Expected return on plan assets	(445)	(433)	(3,466)	(2,910)
Net amortization/deferrals	243	248	554	685
Net periodic benefit cost (credit)	$218	$257	$(387)	$66

	U.S.		International
	Nine Months Ended September 30,		Nine Months Ended September 30,
In thousands, except percentages	2018	2017	2018	2017
Net periodic benefit cost
Service cost	$261	$258	$2,073	$1,842
Interest cost	999	1,068	5,502	5,031
Expected return on plan assets	(1,335)	(1,299)	(10,398)	(8,730)
Net amortization/deferrals	729	744	1,662	2,055
Net periodic benefit cost (credit)	$654	$771	$(1,161)	$198

Assumptions
Discount Rate	3.56%	3.95%	2.40%	2.51%
Expected long-term rate of return	5.15%	4.95%	5.10%	4.93%
Rate of compensation increase	3.00%	3.00%	2.60%	2.54%

The Company’s funding methods are based on governmental requirements and differ from those methods used to recognize pension expense. The Company expects to contribute $7.3 million to the international plans during 2018. The company does not expect to contribute to the U.S. plans during 2018.
Post Retirement Benefit Plans
In addition to providing pension benefits, the Company has provided certain unfunded postretirement health care and life insurance benefits for a portion of North American employees. The Company is not obligated to pay health care and life insurance benefits to individuals who had retired prior to 1990.
The Company uses a December 31 measurement date for all post retirement plans.
The following tables provide information regarding the Company’s postretirement benefit plans summarized by U.S. and international components.

	U.S.		International
	Three Months Ended September 30,		Three Months Ended September 30,
In thousands, except percentages	2018	2017	2018	2017
Net periodic benefit cost
Service cost	$1	$1	$8	$7
Interest cost	81	88	26	24
Net amortization/deferrals	(76)	(73)	(4)	(7)
Net periodic benefit cost	$6	$16	$30	$24

	U.S.		International
	Nine Months Ended September 30,		Nine Months Ended September 30,
In thousands, except percentages	2018	2017	2018	2017
Net periodic benefit cost
Service cost	$3	$3	$24	$21
Interest cost	243	264	78	72
Net amortization/deferrals	(228)	(219)	(12)	(21)
Net periodic benefit cost	$18	$48	$90	$72

Assumptions
Discount Rate	3.43%	3.76%	3.21%	3.46%

9.   EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

The Company sponsors defined benefit pension plans that cover certain U.S., Canadian, German, and United Kingdom employees and which provide benefits of stated amounts for each year of service of the employee. The Company uses a December 31 measurement date for the plans.

The following tables provide information regarding the Company’s defined benefit pension plans summarized by U.S. and international components.

Obligations and Funded Status

	U.S.		International
In thousands	2017	2016	2017	2016
Change in projected benefit obligation
Obligation at beginning of year	$(45,512)	$(46,120)	$(319,551)	$(195,311)
Opening balance sheet adjustment	—	—	(5,321)	—
Service cost	(344)	(337)	(2,740)	(1,379)
Interest cost	(1,422)	(1,475)	(7,310)	(5,774)
Employee contributions	—	—	(880)	(195)
Plan curtailments and amendments	—	—	4,153	2,061
Benefits paid	3,079	3,893	12,906	9,427
Acquisition	—	—	—	(114,242)
Actuarial gain (loss)	(14)	(1,473)	(3,009)	(33,330)
Effect of currency rate changes	—	—	(31,265)	19,192
Obligation at end of year	$(44,213)	$(45,512)	$(353,017)	$(319,551)
Change in plan assets
Fair value of plan assets at beginning of year	$35,802	$37,640	$241,283	$168,069
Opening balance sheet adjustment	—	—	2,058	—
Actual return on plan assets	4,223	2,055	19,102	20,066
Employer contributions	486	—	13,479	6,933
Employee contributions	—	—	880	195
Benefits paid	(3,079)	(3,893)	(12,905)	(9,427)
Acquisition	—	—	—	70,519
Settlements			(4,523)
Effect of currency rate changes	—	—	22,228	(15,072)
Fair value of plan assets at end of year	$37,432	$35,802	$281,602	$241,283
Funded status
Fair value of plan assets	$37,432	$35,802	$281,602	$241,283
Benefit obligations	(44,213)	(45,512)	(353,017)	(319,551)
Funded status	$(6,781)	$(9,710)	$(71,415)	$(78,268)
Amounts recognized in the statement of financial position consist of:
Noncurrent assets	$—	$—	$10,577	$7,130
Current liabilities	—	—	(2,158)	(2,042)
Noncurrent liabilities	(6,781)	(9,710)	(79,834)	(83,356)
Net amount recognized	$(6,781)	$(9,710)	$(71,415)	$(78,268)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service cost	(6)	(8)	(32)	(56)
Net actuarial loss	(20,418)	(23,884)	(54,043)	(56,411)
Net amount recognized	$(20,424)	$(23,892)	$(54,075)	$(56,467)

The aggregate accumulated benefit obligation for the U.S. pension plans was $43.3 million and $44.5 million as of December 31, 2017 and 2016, respectively. The aggregate accumulated benefit obligation for the international pension plans was $344.3 million and $312.2 million as of December 31, 2017 and 2016, respectively.

	U.S.		International
In thousands	2017	2016	2017	2016
Information for pension plans with accumulated benefit obligations in excess of Plan assets:
Projected benefit obligation	$(44,213)	$(45,512)	$(282,077)	$(255,682)
Accumulated benefit obligation	(43,340)	(44,530)	(274,557)	(249,729)
Fair value of plan assets	37,432	35,802	200,218	170,367
Information for pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$(44,213)	$(45,512)	$(283,106)	$(256,530)
Fair value of plan assets	37,432	35,802	201,115	171,133

Components of Net Periodic Benefit Costs

	U.S.			International
In thousands	2017	2016	2015	2017	2016	2015
Service cost	$344	$337	$381	$2,740	$1,379	$2,015
Interest cost	1,422	1,475	1,914	7,310	5,774	7,091
Expected return on plan assets	(1,731)	(2,076)	(2,168)	(12,412)	(9,971)	(9,591)
Amortization of initial net obligation and prior service cost	3	3	3	27	61	212
Amortization of net loss	989	914	1,062	2,846	1,818	2,379
Settlement and curtailment losses recognized	—	—	—	768	218	—
Net periodic benefit cost	$1,027	$653	$1,192	$1,279	$(721)	$2,106

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income during 2017 are as follows:

In thousands	U.S.	International
Net gain (loss) arising during the year	$2,477	$3,683
Effect of exchange rates	—	(4,945)
Amortization, settlement, or curtailment recognition of net transition obligation	—	768
Amortization or curtailment recognition of prior service cost	3	27
Amortization or settlement recognition of net loss	989	2,846
Total recognized in other comprehensive gain	$3,469	$2,379
Total recognized in net periodic benefit cost and other comprehensive gain	$2,442	$1,100

The weighted average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for the year listed.

	U.S.			International
	2017	2016	2015	2017	2016	2015
Discount rate	3.56%	3.95%	4.21%	2.40%	2.51%	3.56%
Expected return on plan assets	4.95%	5.70%	5.70%	5.02%	6.07%	5.81%
Rate of compensation increase	3.00%	3.00%	3.00%	2.54%	2.54%	3.10%

The discount rate is based on settling the pension obligation with high grade, high yield corporate bonds, and the rate of compensation increase is based on actual experience. The expected return on plan assets is based on historical performance as well as expected future rates of return on plan assets considering the current investment portfolio mix and the long-term investment strategy.

As of December 31, 2017, the following table represents the amounts included in other comprehensive loss that are expected to be recognized as components of periodic benefit costs in 2018.

In thousands	U.S.	International
Prior service cost	3	22
Net actuarial loss	970	2,193
	$973	$2,215

 Pension Plan Assets

The Company has established formal investment policies for the assets associated with our pension plans. Objectives include maximizing long-term return at acceptable risk levels and diversifying among asset classes. Asset allocation targets are based on periodic asset liability study results which help determine the appropriate investment strategies. The investment policies permit variances from the targets within certain parameters. The plan assets consist primarily of equity security funds, debt security funds, and temporary cash and cash equivalent investments. The assets held in these funds are generally actively managed and are valued at the net asset value per share multiplied by the number of shares held as of the measurement date. (See Note 18 “Fair Value Measurement” included herein). Plan assets by asset category at December 31, 2017 and 2016 are as follows:

	U.S.		International
In thousands	2017	2016	2017	2016
Pension Plan Assets
Equity security funds	$18,122	$17,446	$100,453	$92,201
Debt security funds and other	18,304	17,038	178,730	145,003
Cash and cash equivalents	1,006	1,318	2,419	4,079
Fair value of plan assets	$37,432	$35,802	$281,602	$241,283

The U.S. plan has a target asset allocation of 55% equity securities and 45% debt securities. The International plan has a target asset allocation of 30% equity securities, 40% debt securities and 30% in other investments. Investment policies are determined by the respective Plan’s Pension Committee and set forth in its Investment Policy. Rebalancing of the asset allocation occurs on a quarterly basis.

The following tables summarize our pension plan assets measured at fair value on a recurring basis by fair value hierarchy level (See Note 18):

	December 31, 2017
In thousands	NAV	Level 1	Level 2	Level 3	Total
US:
Equity	$—	$18,122	$—	$—	$18,122
Debt Securities	—	4,273	14,031	—	18,304
Cash and cash equivalents	—	1,006	—	—	1,006
International:
Equity	$4,586	$38,647	$95,641	$—	$138,874
Debt Securities	—	—	111,204	—	111,204
Insurance Contracts	—	—	15,893	13,123	29,016
Cash and cash equivalents	—	2,507	—	—	2,507
Total	$4,586	$64,555	$236,769	$13,123	$319,033

	December 31, 2016
In thousands	NAV	Level 1	Level 2	Level 3	Total
US:
Equity	$—	$17,446	$—	$—	$17,446
Debt Securities	—	4,766	12,272	—	17,038
Cash and cash equivalents	—	1,318	—	—	1,318
International:
Equity	$3,589	$38,053	$78,694	$—	$120,336
Debt Securities	—	—	90,508	—	90,508
Insurance Contracts	—	—	13,037	12,996	26,033
Cash and cash equivalents	—	4,406	—	—	4,406
Total	$3,589	$65,989	$194,511	$12,996	$277,085

The following table presents a reconciliation of Level 3 assets:

In thousands	Total
Balance at December 31, 2015	$—
Net purchases, issuances, and settlements	56
Net realized and unrealized gains (losses) included in earnings	(5)
Business acquisition	12,949
Other	(4)
Balance at December 31, 2016	$12,996
Net purchases, issuances, and settlements	778
Net realized and unrealized gains (losses) included in earnings	375
Opening balance sheet adjustment	(1,308)
Other	282
Balance at December 31, 2017	$13,123

Cash Flows

The Company’s funding methods are based on governmental requirements and differ from those methods used to recognize pension expense. The Company expects to contribute $7.3 million and $0.0 million to the international and U.S. plans, respectively, during 2018.

Benefit payments expected to be paid to plan participants are as follows:

In thousands	U.S.	International
Year ended December 31,
2018	$3,250	$12,401
2019	3,301	12,403
2020	3,325	13,156
2021	3,160	13,799
2022	3,125	14,538
2023 through 2027	14,276	77,817

Postretirement Benefit Plans

In addition to providing pension benefits, the Company has provided certain unfunded postretirement health care and life insurance benefits for a portion of North American employees. The Company is not obligated to pay health care and life insurance benefits to individuals who had retired prior to 1990.

The Company uses a December 31 measurement date for all postretirement plans. The following tables provide information regarding the Company’s post retirement benefit plans summarized by U.S. and international components.

Obligations and Funded Status
	U.S.		International
In thousands	2017	2016	2017	2016
Change in projected benefit obligation
Obligation at beginning of year	$(11,876)	$(12,959)	$(3,425)	$(3,290)
Service cost	(5)	(4)	(28)	(29)
Interest cost	(350)	(389)	(98)	(99)
Plan amendments	—	6	—	—
Benefits paid	970	720	199	133
Acquisition	—	(143)	—	—
Actuarial gain (loss)	(84)	893	(131)	(42)
Effect of currency rate changes	—	—	(237)	(98)
Obligation at end of year	$(11,345)	$(11,876)	$(3,720)	$(3,425)
Change in plan assets
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	970	720	199	133
Benefits paid	(970)	(720)	(199)	(133)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status
Fair value of plan assets	$—	$—	$—	$—
Benefit obligations	(11,345)	(11,876)	(3,720)	(3,425)
Funded status	$(11,345)	$(11,876)	$(3,720)	$(3,425)

	U.S.		International
In thousands	2017	2016	2017	2016
Amounts recognized in the statement of financial position consist of:
Current liabilities	$(1,046)	$(1,084)	$(208)	$(185)
Noncurrent liabilities	(10,299)	(10,792)	(3,512)	(3,160)
Net amount recognized	$(11,345)	$(11,876)	$(3,720)	$(3,345)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service credit	19,616	21,134	9	15
Net actuarial (loss) gain	(18,882)	(20,023)	154	292
Net amount recognized	$734	$1,111	$163	$307

Components of Net Periodic Benefit Cost

	U.S.			International
In thousands	2017	2016	2015	2017	2016	2015
Service cost	$5	$4	$9	$28	$29	$38
Interest cost	350	389	1,233	98	99	128
Amortization of initial net obligation and prior service cost	(1,519)	(1,709)	(2,295)	(7)	(7)	(7)
Amortization of net loss (gain)	1,225	1,287	1,356	(23)	(29)	(30)
Net periodic benefit cost (credit)	$61	$(29)	$303	$96	$92	$129

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income during 2017 are as follows:

In thousands	U.S.	International
Net loss arising during the year	(84)	(131)
Effect of exchange rates	—	16
Amortization or curtailment recognition of prior service cost	(1,519)	(7)
Amortization or settlement recognition of net loss (gain)	1,225	(23)
Total recognized in other comprehensive income (loss)	$(378)	$(145)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(317)	$(53)

The weighted average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for the year listed and also the net periodic benefit cost for the following year. The discount rate is based on settling the pension obligation with high grade, high yield corporate bonds.

	U.S.			International
	2017	2016	2015	2017	2016	2015
Discount rate	3.43%	3.76%	3.95%	3.21%	3.46%	3.80%

As of December 31, 2017, the following table represents the amounts included in other comprehensive loss that are expected to be recognized as components of periodic benefit costs in 2018.

In thousands	U.S.	International
Prior service credit	(1,519)	(7)
Net actuarial loss (gain)	1,216	(8)
	$(303)	$(15)

The assumed health care cost trend rate for the U.S. plans grades from an initial rate of 6.30% to an ultimate rate of 4.50% by 2027 and for international plans from 6.23% to 4.50% by 2027. A 1.0% increase in the assumed health care cost trend rate will increase the service and interest cost components of the expense recognized for the U.S. and international post-retirement plans by less than $0.1 million for 2017, and increase the accumulated post-retirement benefit obligation by less than $0.1 million and $0.3 million, respectively. A 1.0% decrease in the assumed health care cost trend rate will decrease the service and interest cost components of the expense recognized for the U.S. and international post-retirement plans by less than $0.1 million for 2017, and decrease the accumulated post-retirement benefit obligation by less than $0.1 million and $0.3 million, respectively.

Cash Flows

Benefit payments expected to be paid to plan participants are as follows:

In thousands	U.S.	International
Year ended December 31,
2018	$1,046	$208
2019	1,024	220
2020	986	225
2021	950	245
2022	908	251
2023 through 2027	3,956	1,352

Defined Contribution Plans

The Company also participates in certain defined contribution plans and multiemployer pension plans. Costs recognized under these plans are summarized as follows:

	For the year ended December 31,
In thousands	2017	2016	2015
Multi-employer pension and health & welfare plans	$1,522	$2,054	$2,584
401(k) savings and other defined contribution plans	23,209	23,062	21,399
Total	$24,731	$25,116	$23,983

The 401(k) savings plan is a participant directed defined contribution plan that holds shares of the Company’s stock as one of the investment options. At December 31, 2017 and 2016, the plan held on behalf of its participants about 495,274 shares with a market value of $40.3 million, and 551,482 shares with a market value of $45.8 million, respectively.

Additionally, the Company has stock option based benefit and other plans further described in Note 12.

The Company contributes to several multi-employer defined benefit pension plans under collective bargaining agreements that cover certain of its union-represented employees. The risks of participating in such plans are different from the risks of single-employer plans. Assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer ceases to contribute to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. If the Company ceases to have an obligation to contribute to the multi-employer plan in which it had been a contributing employer, it may be required to pay to the plan an amount based on the underfunded status of the plan and on the history of the Company’s participation in the plan prior to the cessation of its obligation to contribute. The amount that an employer that has ceased to have an obligation to contribute to a multi-employer plan is required to pay to the plan is referred to as a withdrawal liability.

The Company’s participation in multi-employer plans for the year ended December 31, 2017 is outlined in the table below. For plans that are not individually significant to the Company, the total amount of contributions is presented in the aggregate.

			Pension Protection Act Zone Status (b)		FIP/ RP Status Pending/	Contributions by the Company			Surcharge	Expiration Dates of Collective
					Implemented				Imposed	Bargaining
Pension Fund	EIN/PN (a)		2016	2015	(c)	2017	2016	2015	(d)	Agreements
Idaho Operating Engineers-	EIN #	91-6075538	Green	Green	No	$1,020(1)	$1,306(1)	$1,820(1)	No	6/30/2018
Employers Pension Trust Fund	Plan#	001
Automobile Mechanics’ Local No 701 Union and	EIN #	36-6042061	Yellow	Red	Yes (2)	$501(3)	$748	$764	No (4)	6/1/2018
Industry Pension Plan	Plan #	001
					Total Contributions	$1,521	$2,054	$2,584

(1)	The Company’s contribution represents more than 5% of the total contributions to the plan.
(2)
The Pension Fund’s board adopted a Funding Improvement Plan on October 21, 2015, continuing the existing plan which increased the weekly pension fund contribution rates by $75 with corresponding decreases to the weekly welfare fund contribution rates until December 31, 2017.

(3)	The number of employees covered by this fund decreased due to the closure of the Bensenville, Illinois facility, which affected the period-to-period comparability of 2016 and 2017 contributions.
(4)
Critical status triggered a 5% surcharge on employer contributions effective June 2012.  Effective January 1, 2013, this surcharge increases to 10%.  The surcharge ended on October 21, 2015 when the rehabilitation plan commenced.

(a)	The “EIN / PN” column provides the Employer Identification Number and the three-digit plan number assigned to a plan by the Internal Revenue Service.
(b)
The most recent Pension Protection Act Zone Status available for 2017 and 2016 is for plan years that ended in 2016 and 2015, respectively. The zone status is based on information provided to the Company and other participating employers by each plan and is certified by the plan’s actuary. A plan in the “red” zone has been determined to be in “critical status”, based on criteria established under the Internal Revenue Code (“Code”), and is generally less than 65% funded. A plan in the “yellow” zone has been determined to be in “endangered status”, based on criteria established under the Code, and is generally less than 80% funded. A plan in the “green” zone has been determined to be neither in “critical status” nor in “endangered status”, and is generally at least 80% funded.

(c)
The “FIP/RP Status Pending/Implemented” column indicates whether a Funding Improvement Plan, as required under the Code to be adopted by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2017.

(d)
The “Surcharge Imposed” column indicates whether the Company’s contribution rate for 2017 included an amount in addition the contribution rate specified in the applicable collective bargaining agreement, as imposed by a plan in “critical status”, in accordance with the requirements of the Code.